AdvisorDesigns Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated November 15, 2005,
To Current Prospectus Dated May 1, 2005

Effective November 15, 2005, the Potomac VP Money Market Subaccount is no longer available, and the following new Subaccounts are available, under the Contract:

  Rydex VT Commodities
  Rydex VT Strengthening Dollar
  Rydex VT Weakening Dollar

The list of Subaccounts on the cover page and under "The Separate Account and the Funds," page 6, is updated to read as follows:

  AIM V.I. Capital Appreciation
  Federated High Income Bond II
  Federated Fund for U.S. Government Securities II
  Fidelity® VIP Contrafund®
  Fidelity® VIP Growth Opportunities
  Fidelity® VIP Index 500
  Fidelity® VIP Investment Grade Bond
  Neuberger Berman AMT Guardian
  Neuberger Berman AMT Partners
  PIMCO VIT Real Return
  PIMCO VIT Total Return
  Potomac Dynamic VP HY Bond
  RVT CLS AdvisorOne Amerigo
  RVT CLS AdvisorOne Clermont
  Rydex VT Arktos
  Rydex VT Banking
  Rydex VT Basic Materials
  Rydex VT Biotechnology
  Rydex VT Commodities
  Rydex VT Consumer Products
  Rydex VT Electronics
  Rydex VT Energy
  Rydex VT Energy Services
  Rydex VT Financial Services
  Rydex VT Health Care
  Rydex VT Internet
  Rydex VT Inverse Dynamic Dow 30
  Rydex VT Inverse Mid Cap
  Rydex VT Inverse Small Cap
  Rydex VT Juno
  Rydex VT Large Cap Europe
  Rydex VT Large Cap Growth
  Rydex VT Large Cap Japan
  Rydex VT Large Cap Value
  Rydex VT Leisure
  Rydex VT Long Dynamic Dow 30
  Rydex VT Medius
  Rydex VT Mekros
  Rydex VT Mid Cap Growth
  Rydex VT Mid Cap Value
  Rydex VT Nova
  Rydex VT OTC
  Rydex VT Precious Metals
  Rydex VT Real Estate
  Rydex VT Retailing
  Rydex VT Sector Rotation
  Rydex VT Small Cap Growth
  Rydex VT Small Cap Value
  Rydex VT Strengthening Dollar
  Rydex VT Technology
  Rydex VT Telecommunications
  Rydex VT Titan 500
  Rydex VT Transportation
  Rydex VT U.S. Government Bond
  Rydex VT U.S. Government Money Market
  Rydex VT Ursa
  Rydex VT Utilities
  Rydex VT Velocity 100
  Rydex VT Weakening Dollar
  SBL Global
  SBL Small Cap Value
  Wells Fargo Advantage Opportunity VT

*The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate Purchase Payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

**The Potomac VP Money Market Subaccount is no longer available effective November 15, 2005. As a result, you may no longer allocate Purchase Payments or transfer Contract Value to that Subaccount. If you currently have Contract Value allocated to that Subaccount, you may transfer it to another Subaccount at any time. If you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to that Subaccount, we will contact you for instructions regarding allocation to another subaccount in lieu of the Potomac VP Money Market Subaccount.

The table under "Transfers of Contract Value - Frequent Transfer Restrictions" is deleted in its entirety and replaced with the following:

Subaccount	Number of Round Trip Transfers*
Potomac VP Money Market and all Rydex Subaccounts, except the Rydex VT Sector Rotation	Unlimited
Potomac Dynamic VP HY Bond	8
Rydex VT Sector Rotation	6
AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, PIMCO VIT Real Return, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, SBL Global, SBL Small Cap Value	4
Wells Fargo Advantage Opportunity VT	2
Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity Investment Grade Bond, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners	1**
*Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. Please note that you may not transfer your Contract Value to Franklin Small-Mid Cap Growth Securities, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts, effective May  1, 2004, or to Potomac VP Money Market, effective November 15, 2005.

**Number of round trips in any three-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

The following paragraphs are added to the "Objectives for Underlying Funds - The Rydex Variable Trust" section of the Prospectus:

Rydex VT Commodities Fund. Rydex VT Commodities Fund is a series of the Rydex Variable Trust.

Investment Objective: To seek long-term capital appreciation through an investment in commodity-linked instruments.

Rydex VT Strengthening Dollar Fund. Rydex VT Strengthening Dollar Fund (the "Fund") is a series of the Rydex Variable Trust.

Investment Objective: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

Rydex VT Weakening Dollar Fund. Rydex VT Weakening Dollar Fund (the "Fund") is a series of the Rydex Variable Trust.

Investment Objective: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

Please Retain This Supplement For Future Reference